IFRS 7 Disclosure (Summary of Liquid Assets by Type and Currency) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 557,192	$ 561,580
Securities received as collateral from securities financing and derivative transactions	278,367	306,458
Total liquid assets	835,559	868,038
Encumbered liquid assets	313,760	326,374
Unencumbered liquid assets	521,799	541,664
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	144,736	153,281
Securities received as collateral from securities financing and derivative transactions	115,349	123,806
Total liquid assets	260,085	277,087
Encumbered liquid assets	100,508	113,486
Unencumbered liquid assets	159,577	163,601
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	412,456	408,299
Securities received as collateral from securities financing and derivative transactions	163,018	182,652
Total liquid assets	575,474	590,951
Encumbered liquid assets	213,252	212,888
Unencumbered liquid assets	362,222	378,063
Equities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	13,314	10,555
Securities received as collateral from securities financing and derivative transactions	2,298	2,288
Total liquid assets	15,612	12,843
Encumbered liquid assets	10,171	8,890
Unencumbered liquid assets	5,441	3,953
Equities [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	55,553	38,501
Securities received as collateral from securities financing and derivative transactions	36,368	38,388
Total liquid assets	91,921	76,889
Encumbered liquid assets	52,275	47,653
Unencumbered liquid assets	39,646	29,236
U.S. government obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	62,301	72,808
Securities received as collateral from securities financing and derivative transactions	63,369	64,449
Total liquid assets	125,670	137,257
Encumbered liquid assets	67,304	63,688
Unencumbered liquid assets	58,366	73,569
Corporate issuer obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	4,081	19,507
Securities received as collateral from securities financing and derivative transactions	5,846	4,815
Total liquid assets	9,927	24,322
Encumbered liquid assets	5,163	4,512
Unencumbered liquid assets	4,764	19,810
Corporate issuer obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	77,757	84,853
Securities received as collateral from securities financing and derivative transactions	15,441	9,656
Total liquid assets	93,198	94,509
Encumbered liquid assets	27,047	15,228
Unencumbered liquid assets	66,151	79,281
Cash and central bank reserves [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	18,224	28,548
Securities received as collateral from securities financing and derivative transactions	0	0
Total liquid assets	18,224	28,548
Encumbered liquid assets	687	506
Unencumbered liquid assets	17,537	28,042
Cash and central bank reserves [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	72,032	66,094
Securities received as collateral from securities financing and derivative transactions	0	0
Total liquid assets	72,032	66,094
Encumbered liquid assets	215	180
Unencumbered liquid assets	71,817	65,914
Canadian government obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	23,252	15,214
Securities received as collateral from securities financing and derivative transactions	81,177	94,000
Total liquid assets	104,429	109,214
Encumbered liquid assets	44,903	67,457
Unencumbered liquid assets	59,526	41,757
National Housing Act mortgage backed securities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	42,100	38,760
Securities received as collateral from securities financing and derivative transactions	0	0
Total liquid assets	42,100	38,760
Encumbered liquid assets	1,541	1,043
Unencumbered liquid assets	40,559	37,717
Provincial government obligations [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	43,765	40,697
Securities received as collateral from securities financing and derivative transactions	26,028	22,703
Total liquid assets	69,793	63,400
Encumbered liquid assets	38,043	31,078
Unencumbered liquid assets	31,750	32,322
U.S. federal agency obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	78,601	80,047
Securities received as collateral from securities financing and derivative transactions	11,934	15,838
Total liquid assets	90,535	95,885
Encumbered liquid assets	25,901	29,487
Unencumbered liquid assets	64,634	66,398
Other sovereign obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	66,212	65,996
Securities received as collateral from securities financing and derivative transactions	35,906	54,321
Total liquid assets	102,118	120,317
Encumbered liquid assets	40,510	56,652
Unencumbered liquid assets	$ 61,608	$ 63,665